Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 30% owned by Jueqin Wang, principal shareholder of the Company
Huashang Micro Finance Co. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 19% owned by the Company
Advance from customer	$ (20,655)	$ (7,131)
Taizhou Huadi Material Technology Co. (Huadi Material) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 100% owned by Jueguang Wang, Immediate family member of Jueqin Wang
Jueqin Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder of the Company
Due to related parties – noncurrent portion		(255,344)
Taizhou Huadi Material Technology Co. [Member]
Related Party Transaction [Line Items]
Accounts payable		$ (462)